UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                        HAVERFORD QUALITY GROWTH
                                                       STOCK FUND
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.1%
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    ------------    ------------
CONSUMER DISCRETIONARY -- 17.9%
    Gannett                                              12,500     $   912,000
    Home Depot                                           21,375         930,026
    Johnson Controls                                      7,075         406,388
    Lowe's                                                7,000         463,540
    McGraw-Hill                                          12,950         595,830
    Target                                                7,800         458,250
                                                                    -----------
                                                                      3,766,034
                                                                    -----------
CONSUMER STAPLES -- 22.3%
    Anheuser-Busch                                       14,100         625,335
    Coca-Cola                                            11,325         495,582
    Colgate-Palmolive                                    14,175         750,424
    PepsiCo                                              15,450         842,488
    Procter & Gamble                                     11,425         635,573
    Sysco                                                19,150         690,549
    Wal-Mart Stores                                      13,225         652,654
                                                                    -----------
                                                                      4,692,605
                                                                    -----------
ENERGY -- 3.8%
    Exxon Mobil                                          13,675         803,406
                                                                    -----------
FINANCIAL SERVICES -- 15.4%
    Aflac                                                12,325         555,857
    American International Group                         12,875         775,075
    Citigroup                                            24,350       1,059,225
    Wells Fargo                                          13,575         832,691
                                                                    -----------
                                                                      3,222,848
                                                                    -----------
HEALTH CARE -- 18.5%
    Abbott Laboratories                                  13,425         626,008
    Becton Dickinson                                      8,975         496,946
    Johnson & Johnson                                    17,075       1,092,117
    Medtronic                                             9,400         507,036
    Novartis                                              9,425         459,092
    Pfizer                                               26,925         713,512
                                                                    -----------
                                                                      3,894,711
                                                                    -----------
INDUSTRIAL -- 7.2%
    3M                                                    6,100         457,500
    General Electric                                     30,325       1,046,212
                                                                    -----------
                                                                      1,503,712
                                                                    -----------
INFORMATION SERVICES -- 11.0%
    Automatic Data Processing                            14,275         633,953
    Intel                                                30,025         814,878
    Microsoft                                            33,750         864,338
                                                                    -----------
                                                                      2,313,169
                                                                    -----------

    TOTAL COMMON STOCK
        (Cost $19,372,126)                                           20,196,485
                                                                    -----------

THE ADVISORS' INNER CIRCLE FUND                        HAVERFORD QUALITY GROWTH
                                                       STOCK FUND
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 3.7%
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    ------------    ------------
    SEI Daily Income Trust, Government Fund             404,416     $   404,416
    SEI Daily Income Trust, Prime Obligation Fund       364,421         364,421
                                                                    ------------

    TOTAL CASH EQUIVALENTS
        (Cost $768,837)                                                 768,837
                                                                    -----------

    TOTAL INVESTMENTS -- 99.8%
        (Cost $20,140,963)+                                         $20,965,322
                                                                    ===========

  PERCENTAGES ARE BASED ON NET ASSETS OF $21,009,324

+ AT JULY 31, 2005 THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $20,140,963,
  AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,279,198 AND $(454,839), RESPECTIVELY.

  FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HIM-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.